Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock par value
Common stock shares issued	86,428,401	428,236
Common stock shares authorized	86,428,401	428,236
Preferred stock no par value
Preferred stock shares issued
Preferred stock shares outstanding